Employee Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Summary of Extraordinary Bonus

There is an agreement to give workers (“subject to the collective agreement”) an extraordinary bonus for years of service upon completion of the equivalent of five years of actual work based on the following:

Years of Service	Benefit
5, 10, 15	1 monthly salary
20	1.5 monthly salary
25, 30, 35, 40	2.5 monthly salaries

Summary of Post-Employment Obligations Associated with Defined Benefits Plan and Related Plan Assets

The post-employment obligations associated with defined benefits plans and the related plan assets as of December 31, 2017, 2016 and January 1, 2016, are detailed as follows:

General ledger accounts:

	Balance as of
	12-31-2017	12-31-2016	01-01-2016
	ThUS$	ThUS$	ThUS$

Post-employment obligations, non - current	388,931	341,353	263,702

Total Liabilities	388,931	341,353	263,702

Total Post-Employment Obligations, Net	388,931	341,353	263,702

Summary of Reconciliation of Post-Employment Obligations, Net

Reconciliation with general ledger accounts:

	Balance as of
	12-31-2017	12-31-2016	01-01-2016
	ThUS$	ThUS$	ThUS$

Post-employment obligations	1,063,551	859,452	602,775
(-) Fair value of plan assets (*)	(751,669)	(574,815)	(400,236)

Total	311,882	284,637	202,539

Amount not recognized due to limit on Plan Assets Ceiling (**)	47,918	33,419	31,059
Minimum funding required (IFRIC 14) (***)	29,131	23,297	30,104

Total Post-Employment Obligations, Net	388,931	341,353	263,702

(*) Plan assets to fund defined benefit plans only in our Brazilian subsidiaries (Enel Distribución Rio S.A. and Enel Distribución Ceará S.A.): the remaining defined benefit plans in our other subsidiaries are unfunded.

(**) In Enel Distribución Ceará S.A., certain pension plans currently have an actuarial surplus amounting to ThUS$47,918 as of December 31, 2017 (ThUS$33,419 and ThUS$31,059 as of December 31, 2016 and January 1, 2016, respectively), wich actuarial surplus was not recognized as an asset in accordance with IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction, because the Complementary Social Security (SPC) regulations - CGPC Resolution No. 26/2008 states that the surplus can only be used by the sponsor if the contingency reserve on the balance sheet of the Foundation is at the maximum percentage (25% of reserves). This ensures the financial stability of the plan based on the volatility of these obligations. If the surplus exceeds this limit, it may be used by the sponsor to reduce future contributions or be reimbursed to the sponsor.

(***) In Enel Distribución Rio S.A. has been recognized in accordance with the provisions of IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction an additional liability as of December 31, 2016 for ThUS$29,131 (ThUS$23,297 and ThUS$30,104 as of December 31, 2016 and January 1, 2016, respectively). This corresponds to actuarial debt contracts that the company signed with Brasiletros (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Rio S.A.). This was done to equalize deficits on certain pension plans, since the sponsor assumes responsibility for these plans, in accordance with current legislation.

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income

The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2017, 2016 and 2015:

Expense Recognized in Comprehensive Income	12-31-2017	12-31-2016	12-31-2015
	ThUS$	ThUS$	ThUS$
Current service cost for defined benefits plan	4,074	3,704	10,833
Interest cost for defined benefits plan	112,196	87,079	86,403
Interest income from the plan assets	(79,193)	(62,649)	(58,695)
Past service cost	5,923	2,601	(1)
Interest cost on asset ceiling components	4,305	5,141	5,528

Expenses recognized in Profit or Loss	47,305	35,876	44,068
Losses from remeasurement of defined benefit plans	4,941	29,399	29,062
Total expense recognized in Comprehensive Income	52,246	65,275	73,131

Summary of Presentation of Net Actuarial Liabilities
c)	The presentation of net actuarial liabilities as of December 31, 2017, 2016 and January 1, 2016, are as follows

Net Actuarial Liability	ThUS$
Balance as of January 1, 2016	263,702
Net interest cost	29,571
Service cost	3,704
Benefits paid	(19,022)
Contributions paid	(24,906)
Actuarial (gains) losses from changes in financial assumptions	84,526
Actuarial (gains) losses from changes in experience adjustments	14,168
Return on plan assets, excluding interest	(47,621)
Changes in the asset limit	(9,217)
Minimum finding required (IFRIC 14)	(12,456)
Past service cost Defined benefit plan obligations	2,601
Defined benefit plan obligations from business combinations	25,009
Transfer of employees	(1,697)
Other	(756)
Foreign currency translation differences	33,747
Balance as of December 31, 2016	341,353
Net interest cost	37,308
Service cost	4,074
Benefits paid	(18,275)
Contributions paid	(63,862)
Actuarial (gains) losses from changes in financial assumptions	43,327
Actuarial (gains) losses from changes in experience adjustments	(3,511)
Return on plan assets, excluding interest	(52,650)
Changes in the asset limit	11,317
Minimum finding required (IFRIC 14)	6,458
Past service cost Defined benefit plan obligations	5,923
Defined benefit plan obligations from business combinations	88,003
Transfer of employees	(21)
Other	-
Foreign currency translation differences	(10,513)
Net actuarial liability as of December 31, 2017	388,931

Summary of Balance and Changes in Post-employment Defined Benefit Obligations
d)	The balance and changes in post-employment defined benefit obligations as of December 31, 2017, 2016 and January 1, 2016 are as follows:

Actuarial Value of Post-employment Obligations	ThUS$
Balance as of January 1, 2016	602,775
Service cost	3,704
Interest cost	87,079
Contributions from plan participants	601
Actuarial (gains) losses from changes in financial assumptions	84,526
Actuarial (gains) losses from changes in experience adjustments	14,168
Foreign currency translation	113,952
Contributions paid	(72,510)
Past service cost Defined benefit plan obligations	2,601
Defined benefit plan obligations from business combinations	25,009
Transfer of employees	(1,697)
Other	(756)
Balance as of December 31, 2016	859,452
Service cost	4,074
Interest cost	112,196
Contributions from plan participants	687
Actuarial (gains) losses from changes in financial assumptions	43,327
Actuarial (gains) losses from changes in experience adjustments	(3,511)
Foreign currency translation	(23,743)
Contributions paid	(116,645)
Past service cost Defined benefit plan obligations	5,923
Defined benefit plan obligations from business combinations	181,812
Transfer of employees	(21)

Balance as of December 31, 2017	1,063,551

Summary of Changes in Fair Value of Benefit Plan Assets

Changes in the fair value of the benefit plan assets are as follows:

Fair Value of Plan Assets	ThUS$
Balance as of January 1, 2016	(400,236)
Interest income	(62,649)
Return on plan assets, excluding interest	(47,621)
Foreign currency translation differences	(92,290)
Employer contributions	(24,906)
Contributions paid	(601)
Benefits	53,488
Balance as of December 31, 2016	(574,815)
Interest income	(79,193)
Return on plan assets, excluding interest	(52,650)
Foreign currency translation differences	14,977
Employer contributions	(63,862)
Contributions paid	(687)
Benefits	98,370
Defined benefit plan obligations from business combinations	(93,809)

Balance as of December 31, 2017	(751,669)

Summary of Main Categories of Benefit Plan Assets
e)	The main categories of benefit plan assets are as follows:

Category of Plan Assets	12-31-2017		12-31-2016		´01-01-2016
	ThUS$	%	ThUS$	%	ThUS$	%
Equity instruments (variable income)	64,686	8.61%	24,771	4.31%	49,530	12.38%
Fixed-income assets	581,306	77.34%	477,382	83.05%	296,197	74.01%
Real estate investments	76,748	10.21%	65,592	11.41%	47,020	11.75%
Other	28,929	3.85%	7,070	1.23%	7,489	1.87%
Total	751,669	100%	574,815	100%	400,236	100%

Summary of Assets Affected by Plans and Invested in Shares, Leases and Real Estate Owned

The following table sets forth the assets affected by the plans and invested in shares, leases and real estate owned by the Group:

	12-31-2017	12-31-2016	´01-01-2016
	ThUS$	ThUS$	ThUS$

Real Estate	34,487	27,715	23,285

Total	34,487	27,715	23,285

Summary of Reconciliation of Asset Ceiling
f)	Reconciliation of asset ceiling:

Reconciliation of Asset Ceiling	ThUS$
Balance as of January 1, 2016	31,059
Interest on assets not recognized	5,141
Other changes in assets not recognized due to asset limit	(9,217)
Foreign currency translation differences	6,436
Balance as of December 31, 2016	33,419
Interest on assets not recognized	4,305
Other changes in assets not recognized due to asset limit	11,317
Foreign currency translation differences	(1,123)
Total asset ceiling as of December 31, 2017	47,918

Summary of Assumptions Used in Actuarial Calculation of Defined Benefit Plans

As of December 31, 2017, 2016 and January 1, 2016 the following assumptions were used in the actuarial calculation of defined benefit plans:

	Chile			Brazil			Colombia			Argentina			Peru
	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016	12-31-2017	12-31-2016	´01-01-2016

Discount rates used	5.00%	4.70%	5.00%	8.68% - 9.93%	12.2% - 12.31%	14.02% - 14.21%	6.82%	6.54%	7.25%	5.00%	5.50%	5.50%	6.00%	6.20%	7.60%
Expected rate of salary increases	4.00%	4.00%	4.00%	7.38% - 9.69%	9.2%	9.69%	4.50%	4.20%	4.20%	0.00%	0.00%	0.00%	3.00%	3.00%	3.00%
Mortality tables	CB-H-2014 RV-M-2014	CB-H-2014 RV-M-2014	RV -2009	AT 2000	AT 2000	AT 2000	RV 2008	RV 2008	RV 2008	CB-H-2014 RV-M-2014	CB-H-2014 RV-M-2014	RV 2004	CB-H-2014 RV-M-2014	CB-H-2014 RV-M-2014	RV 2009
Turnover rate	4.53%	4.72%	5.69%	5.30%	4.55% - 5.68%	4.55% - 5.68%	0.38%	0.35% - 0.74%	0.44% - 0.65%	1.51%	1.20% - 1.52%	1.20% - 1,52%	4.14%	3.88% - 4.20%	3.90% - 4.07%

Summary of Expected Outflows for Benefits for Next Five Years

The Group’s obligations have a weighted average length of 9.48 years, and the outflows of benefits for the next 10 years and more is expected to be as follows:

Years	ThUS$
1	93,512
2	81,834
3	81,222
4	81,324
5	80,822
Over 5 to 10	400,138